Cash and Cash Equivalents and Restricted cash (Details) (Money market account, Letters of credit, USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Money market account | Letters of credit
Cash and Cash Equivalents and Restricted cash
Letters of credit held in the form of a money market account as collateral for lease obligations and credit cards	$ 0.9	$ 0.9	$ 0.9